Maximum Potential Amount of Future Fundings as the Primary Obligor for Guarantees and the Liability for Expected Future Fundings (Detail) (Primary Obligor, USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Guarantor Obligations [Line Items]
Maximum Potential Amount of Future Fundings	$ 199
Liability for Guarantees	46
Guarantee, Indebtedness of Others
Guarantor Obligations [Line Items]
Maximum Potential Amount of Future Fundings	83
Liability for Guarantees	4
Guarantee, Operating Profit
Guarantor Obligations [Line Items]
Maximum Potential Amount of Future Fundings	99
Liability for Guarantees	40
Guarantee, Other
Guarantor Obligations [Line Items]
Maximum Potential Amount of Future Fundings	17
Liability for Guarantees	$ 2